NISSAN MOTOR ACCEPTANCE CORPORATION

OFFICER'S CERTIFICATE

The undersigned, Kazuhiko Kazama, Treasurer of NISSAN MOTOR ACCEPTANCE CORPORATION, a California corporation (the “Company”), does hereby certify, in his capacity as such corporate officer, as follows:

(1) The undersigned has caused a review of the activities of the Company, in its capacity as Servicer, during the period July 12, 2005 through March 31, 2006, and of its performance pursuant to that certain Amended and Restated Transfer and Servicing Agreement, dated as of July 20, 2005 (the “Agreement”), by and among the Company, Nissan Wholesale Receivables Corporation II, as Transferor, and Nissan Master Owner Trust Receivables, as Issuer, to be conducted under his supervision; and

(2) To the best of the undersigned’s knowledge, based upon such review, the Company has fulfilled all of its obligations under the Agreement throughout the period July 20, 2005 through March 31, 2006.

This Officer’s Certificate is being furnished to Wilmington Trust Company, as Owner Trustee, JPMorgan Chase Bank, as Indenture Trustee, as required by Section 3.05 of the Agreement.

IN WITNESS WHEREOF, I have set my hand effective as of the 31st day of March, 2006.

                                    /s/ Kazuhiko Kazama_______________
                                    Kazuhiko Kazama
                                    Treasurer

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